Restricted cash (Details) R$ in Millions, $ in Millions	Sep. 30, 2022 USD ($)	Feb. 23, 2022 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)		Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)
Restricted Cash [Line Items]
Total restricted cash	$ 125		$ 223		$ 168
Current restricted cash	55	$ 85	160		103			$ 135
Non-current restricted cash	70	$ 69	63		65			$ 83
Accounts pledged as collateral for performance bonds and similar guarantees
Restricted Cash [Line Items]
Total restricted cash	11		42	[1]	48	[1]
Accounts pledged as collateral for performance bonds and similar guarantees | Predecessor [Member]
Restricted Cash [Line Items]
Total restricted cash			28
Proceeds from rig sales
Restricted Cash [Line Items]
Total restricted cash	2		47	[2]	0	[2]
Demand deposit pledged as collateral for tax related guarantee
Restricted Cash [Line Items]
Total restricted cash	70		63	[3]	65	[3]	R$ 330
Accounts pledged as collateral for leases
Restricted Cash [Line Items]
Total restricted cash	8		37	[4]	22	[4]
Other
Restricted Cash [Line Items]
Total restricted cash	5		34		$ 33
Other | Predecessor [Member]
Restricted Cash [Line Items]
Total restricted cash			11
Cash held in escrow in Saudi Arabia
Restricted Cash [Line Items]
Total restricted cash	23		23
Accounts pledged as collateral for guarantees related to rig recycling
Restricted Cash [Line Items]
Total restricted cash	$ 6		$ 14

[1]	Cash collateral in respect to bank guarantee facilities with Danske Bank and DNB.
[2]	Proceeds from rig disposals to be paid to the lenders in 2022 and classified as restricted until then.
[3]	We placed a total of 330 million Brazilian Reais of collateral with BTG Pactual under a letter of credit agreement. This related to long-running tax disputes which are currently being litigated through the Brazilian courts. This is held as non-current
in the Consolidated Balance Sheet.
[4]	Accounts pledged to SFL for lease arrangements for the West Linus and West Hercules.